Investments - Schedule of Investment (Parenthetical) (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Uncalled capital commitments outstanding	₨ 1,576	₨ 1,450
Short-term mutual funds include units lien with bank	233	218
Term Deposits in Lien with banks-Current	₨ 953	₨ 117